NET LOSS PER SHARE (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
NET LOSS PER SHARE

NOTE 19 – NET LOSS PER SHARE
Given the consummation of the business combination, ASC 805, Business Combination states that the equity structure for the prior period of Legacy SpringBig (the accounting acquirer) is restated using the exchange ratio established in the acquisition agreement to reflect the number of shares of the accounting acquiree issued in the business combination.
As of March 31, 2023 and 2022, there were 26,940,841 and 17,884,588 shares of common stock issued and outstanding, respectively.
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock, including outstanding stock options. Basic and diluted net loss per share was the same for each period presented, given that there are losses during the period, the inclusion of all potential common shares outstanding would have been anti-dilutive.
The following table reconciles actual basic and diluted earnings per share for the three months ended March 31, 2023 and 2022, respectively (in thousands, except share and per share data).

	Three Months Ended March 31,
	2023	2022
Loss per share:
Numerator:
Net loss	$ (2,262)	$ (2,866)
Denominator
Weighted-average common shares outstanding
Basic and diluted	26,803,839	13,571,872
Net loss per common share
Basic and diluted	$ (0.08)	$ (0.21)
The anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share for the three months ended March 31, 2023 and 2022 were as follows:

	Three Months Ended March 31,
	2023	2022
Shares unvested and subject to exercise of stock options	120,431	4,154,898
Shares subject to outstanding common stock options	2,945,020	2,515,944
Shares subject to convertible notes stock conversion	695,261	—
Shares subject to warrants stock conversion	16,586,980	—
Shares subject to contingent earn out	10,500,000	—
Restricted stock units	1,314,000	—

NOTE 21 – NET LOSS PER SHARE
Given the consummation of the business combination, ASC 805, Business Combination states that the equity structure for the prior period of Legacy SpringBig (the accounting acquirer) is restated using the exchange ratio established in the acquisition agreement to reflect the number of shares of the accounting acquiree issued in the business combination.
As of December 31, 2022 and 2021, there were 26,659,711 and 17,862,108 shares of common stock issued and outstanding, respectively.
Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted net loss per share is computed by giving effect to all potential shares of common stock. Basic and diluted net loss per share was the same for each period presented, given that there are losses during the period, the inclusion of all potential common shares outstanding would have been anti-dilutive.
The following table reconciles actual basic and diluted earnings per share for the years ended December 31, 2022 and 2021, respectively (in thousands, except share and per share data).
	Years Ended December 31,
	2022	2021
Loss per share:
Numerator:
Net loss	$(13,076)	$(5,750)
Denominator
Weighted-average common shares outstanding
Basic and diluted	22,287,828	17,771,960
Net loss per common share
Basic and diluted	$(0.59)	$(0.32)
The anti-dilutive securities excluded from the weighted-average shares used to calculate the diluted net loss per common share for the years ended December 31, 2022 and 2021 were as follows:
	Years Ended December 31,
	2022	2021
Shares unvested and subject to exercise of stock options	144,517	4,628,311
Shares subject to outstanding common stock options	3,250,236	2,174,126
Shares subject to convertible notes stock conversion	816,667	—
Shares subject to warrants stock conversion	16,586,980	—
Shares subject to contingent earn out	10,500,000	—
Restricted stock units	725,000	—